Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Current:
Cash and cash equivalents	$ 314		$ 675		$ 535
Trade receivables, net	540		657		661
Prepaid expenses, taxes and other current assets	146		123		158
Assets of discontinued operations			2,516		2,701
Total current assets	1,000		3,971		4,055
Property and equipment, net	152		152		165
Intangible assets, net	1,396		1,823		1,986
Goodwill	3,827		3,828		3,812		3,777
Total Assets	6,375		9,774		10,018
Current:
Short-term and current portion of long-term debt	2		290		62
Accounts payable and other current liabilities	862		1,009		985
Liabilities related to discontinued operations					878
Liabilities of discontinued operations			799
Total current liabilities	864		2,098		1,925
Long-term debt	4,669		6,094		6,596
Deferred and other income taxes	641		739		765
Other liabilities	32		22		16
Total liabilities	6,206		8,953		9,302
Total stockholder's equity	169		821		716		1,461	1,607
Total Liabilities and Stockholder's Equity	6,375		9,774		10,018
Parent
Current:
Cash and cash equivalents	30		403		220
Trade receivables, net	12		7		3
Prepaid expenses, taxes and other current assets	65	[1]	1,455	[2]	1,300	[3]
Assets of discontinued operations			18		23
Total current assets	107		1,883		1,546
Intangible assets, net	72		105		112
Deferred income taxes	13		30		28
Intercompany balances	220		220		254
Investment in subsidiaries	8,038		8,826		8,620
Total Assets	8,450		11,064		10,560
Current:
Short-term and current portion of long-term debt			286		57
Intercompany balances	3,471		3,793		3,199
Accounts payable and other current liabilities	48		71		70
Total current liabilities	3,519		4,150		3,326
Long-term debt	4,529		5,894		6,343
Intercompany debt	137		103		83
Deferred and other income taxes	96		96		92
Total liabilities	8,281		10,243		9,844
Total stockholder's equity	169		821		716
Total Liabilities and Stockholder's Equity	8,450		11,064		10,560
Guarantor Subsidiaries
Current:
Cash and cash equivalents	1		4	[4]	2
Intercompany balances	2,814		3,078	[4]	2,456
Trade receivables, net	368	[5]	399	[4],[6]	411	[7]
Prepaid expenses, taxes and other current assets	46		39	[4]	41
Assets of discontinued operations			1,719	[4]	1,896
Total current assets	3,229		5,239	[4]	4,806
Property and equipment, net	89		88	[4]	95
Intangible assets, net	1,041		1,427	[4]	1,547
Intercompany balances	6		5	[4]	7
Goodwill	3,095		3,097	[4]	3,099
Investment in subsidiaries	1,578		2,081	[4]	2,101
Total Assets	9,038		11,937	[4]	11,655
Current:
Accounts payable and other current liabilities	467	[1]	1,917	[2],[4]	1,741	[3]
Liabilities related to discontinued operations					652
Liabilities of discontinued operations			565	[4]
Total current liabilities	467		2,482	[4]	2,393
Deferred and other income taxes	515		622	[4]	631
Other liabilities	18		7	[4]	11
Total liabilities	1,000		3,111	[4]	3,035
Total stockholder's equity	8,038		8,826	[4]	8,620
Total Liabilities and Stockholder's Equity	9,038		11,937	[4]	11,655
Non-Guarantor Subsidiaries
Current:
Cash and cash equivalents	283		268		313
Intercompany balances	657		715		743
Trade receivables, net	160		251		247
Prepaid expenses, taxes and other current assets	41		46		64
Assets of discontinued operations			790		797
Total current assets	1,141		2,070		2,164
Property and equipment, net	63		64		70
Intangible assets, net	283		291		327
Intercompany balances	131		98		76
Goodwill	732		731		713
Total Assets	2,350		3,254		3,350
Current:
Short-term and current portion of long-term debt	2		4		5
Accounts payable and other current liabilities	353		438		421
Liabilities related to discontinued operations					241
Liabilities of discontinued operations			245
Total current liabilities	355		687		667
Long-term debt	140		200		253
Intercompany debt	220		220		254
Deferred and other income taxes	43		51		70
Other liabilities	14		15		5
Total liabilities	772		1,173		1,249
Total stockholder's equity	1,578		2,081		2,101
Total Liabilities and Stockholder's Equity	2,350		3,254		3,350
Eliminations
Current:
Intercompany balances	(3,471)		(3,793)		(3,199)
Prepaid expenses, taxes and other current assets	(6)	[1]	(1,417)	[2]	(1,247)	[3]
Assets of discontinued operations			(11)		(15)
Total current assets	(3,477)		(5,221)		(4,461)
Deferred income taxes	(13)		(30)		(28)
Intercompany balances	(357)		(323)		(337)
Investment in subsidiaries	(9,616)		(10,907)		(10,721)
Total Assets	(13,463)		(16,481)		(15,547)
Current:
Intercompany balances	(3,471)		(3,793)		(3,199)
Accounts payable and other current liabilities	(6)	[1]	(1,417)	[2]	(1,247)	[3]
Liabilities related to discontinued operations					(15)
Liabilities of discontinued operations			(11)
Total current liabilities	(3,477)		(5,221)		(4,461)
Intercompany debt	(357)		(323)		(337)
Deferred and other income taxes	(13)		(30)		(28)
Total liabilities	(3,847)		(5,574)		(4,826)
Total stockholder's equity	(9,616)		(10,907)		(10,721)
Total Liabilities and Stockholder's Equity	$ (13,463)		$ (16,481)		$ (15,547)

[1]	The Company pushed down tax liabilities associated with the consolidated and combined filings in U.S. federal, state, and local jurisdictions. During the first quarter of 2014, the Parent Company and the Guarantor Subsidiaries decided to effect a non-cash settlement of the accumulated income tax receivable and payable balances in the amount of approximately $1.5 billion.
[2]	The Company pushes down tax liabilities associated with the consolidated and combined filings in U.S. federal, state and local jursidictions from the Parent Company to its Gurantor Subsidiaries. As these intercompany balances have not been historically settled, this entry eliminates the accumulated Parent Company income tax receivable balance with Gurantor Subisidiaries' income tax liability balance.
[3]	The Company pushes down tax liabilities associated with the consolidated and combined filings in U.S. federal, state and local jurisdictions from the Parent Company to its Guarantor Subsidiaries. As these intercompany balances have not been historically settled, this entry eliminates the accumulated Parent Company income tax receivable balance with the Guarantor Subsidiaries' income tax liability balance.
[4]	The Supplemental Condensed Consolidating Balance Sheet for the Guarantor Subsidiaries for December 31, 2013 has been revised to present investment in subsidiaries related to discontinued operations within the investment in subsidiary caption. The portion of the Guarantor's investment in subsidiary which related to discontinued operations had previously been presented separately in the assets of discontinued operations caption.
[5]	This balance is primarily comprised of a receivable from the borrower under the secured accounts receivable facility, which is a non-Guarantor subsidiary, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $140 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[6]	This balance is primarily comprised of a receivable from the borrower under the secured accounts receivable facility, which is a non-Guarantor subsidiary, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[7]	(a) This balance is primarily comprised of a receivable from the Company's Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.